Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per common share
The following table sets forth the computation of basic and diluted earnings per common share for the years ended December 31, 2020, 2019 and 2018:

(Millions, except share and per share information)	2020	2019	2018
Basic earnings per share
Numerator:
Net (loss)	$(319.4)	$(45.6)	$(16.7)
Less: Income attributable to non-controlling interests	(0.1)	(1.7)	(1.4)
Change in carrying value of Series B preference shares	24.7	9.2	(36.4)
Less: Accrued dividends on Series A redeemable preference shares	—	—	(2.6)
Add: Redemption of Series A redeemable preference shares	—	—	13.8
Net (loss) attributable to Sirius Group common shareholders	$(294.8)	$(38.1)	$(43.3)
Denominator:
Weighted average shares outstanding for basic earnings per share(1)(2)(3)	115,284,260	115,234,105	119,253,924
Basic earnings per share	$(2.56)	$(0.33)	$(0.36)
Diluted earnings per share
Numerator:
Net (loss) attributable to Sirius Group common shareholders	$(294.8)	$(38.1)	$(43.3)
Change in carrying value of Series B preference shares	—	(9.2)	—
Net (loss) attributable to Sirius Group common shareholders on a diluted basis	$(294.8)	$(47.3)	$(43.3)
Denominator:
Weighted average shares outstanding for basic earnings per share(1)(2)(3)	115,284,260	115,234,105	119,253,924
Add: Series B preference shares	—	11,901,670	—
Weighted average shares outstanding for diluted earnings per share(1)(2)(3)	115,284,260	127,135,775	119,253,924
Diluted earnings per share	$(2.56)	$(0.37)	$(0.36)
(1)As of December 31, 2020, there were a total of 26,897,978 potentially dilutive securities excluded from the calculation of Diluted earnings per share.
(2)As of December 31, 2019, there were a total of 17,057,249 potentially dilutive securities excluded from the calculation of Diluted earnings per share.
(3)As of December 31, 2018, there were 23,433,114 potentially dilutive securities.